Consolidated Statement of Stockholders' Deficit - USD ($)	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Total	Previously Reported [Member]	Paid-in Capital [Member]	Paid-in Capital [Member] Previously Reported [Member]
Beginning balance at Dec. 31, 2021	$ (59,096,500)		$ (59,096,400)		$ 100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	50,523,700		50,523,700		0
Ending balance at Dec. 31, 2022		$ (8,572,800)		$ (8,572,700)		$ 100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	$ (58,189,200)		(58,189,200)		$ 0
Ending balance at Dec. 31, 2023		$ (66,762,000)	$ (66,761,900)	$ (66,761,900)		$ 100